Investing Activities (Tables)	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of Marketable Securities

(Amounts in thousands)	Amortized Costs	Net gains	Fair value
Common stocks	$—	$12	$12
Total	$—	$12	$12

We did not have any current marketable securities as of December 31, 2020.

Cost and fair value of noncurrent marketable securities as of December 31, 2021, and December 31, 2020, was as follows:

(Amounts in thousands)	Amortized Costs	Net gains	Fair value
Private equity	$1,615	$2,310	$3,925
Total	$1,615	$2,310	$3,925

(Amounts in thousands)	Amortized Costs	Net gains	Fair value
Private equity	$1,399	$1,176	$2,575
Total	$1,399	$1,176	$2,575